Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Neuberger Disrupters ETF
Prospectus [Line Items]
Annual Return [Percent]	18.35%	38.45%	none	none	none	none	none	none	none	none
Neuberger China Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	3.60%	(20.95%)	(21.65%)	(5.88%)	20.14%	33.00%	(21.77%)	66.00%	(3.83%)	0.57%
Neuberger Commodity Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	6.47%	(6.11%)	17.03%	29.80%	(1.58%)	12.16%	(10.48%)	6.51%	10.83%	(24.73%)
Neuberger Option Strategy ETF
Prospectus [Line Items]
Annual Return [Percent]	12.77%	15.35%	(11.11%)	18.21%	8.43%	16.13%	(5.86%)	11.33%	none	none